Inventories - Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [Abstract]
Gold dore on hand	$ 469	$ 10,216
Gold-in-process	3,880	2,229
Ore stockpiles	49,361	12,117
Supplies	17,092	18,268
Total inventories	$ 70,802	$ 42,830